Deferred Revenue	12 Months Ended
Dec. 31, 2025
Text Block 1 [Abstract]
Deferred Revenue

Note 16. Deferred Revenue

Changes in deferred revenue were as follows:

December 31,	2025	2024

Opening balance	$386	$319

Cash received in advance of revenue recognition	704	1,067

Revenue subsequently recognized	(725)	(996)

Currency translation effects	3	(4)

Closing balance	$368	$386

Current deferred revenue	$355	$375

Non-current deferred revenue	13	11

Deferred revenue	$368	$386